Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Translations of balances in the consolidated balance sheet, consolidated income statement, consolidated statement of comprehensive income and consolidated statement of cash flows from RMB into the US$ as of and for the year ended March 31, 2026 are solely for the convenience of the readers and are calculated at the rate of US$1.00=RMB6.8980, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2026. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at this rate, or at any other rate.

Use of estimates
(b)
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation
(c)
Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the PRC-registered entities directly or indirectly owned by the Company (“WFOEs”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary for accounting purposes only. All transactions and balances among the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet businesses and other businesses in which foreign investment is restricted or prohibited in the PRC through various contractual arrangements with PRC domestic companies that are incorporated in the PRC and owned by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, these representative PRC domestic companies are Zhejiang Taobao Network Co., Ltd., Zhejiang Tmall Network Co., Ltd., Zhejiang Diantao Good Things Network Co., Ltd., and Alibaba Cloud Computing Ltd. The registered capital of these PRC domestic companies was funded by the Company through loans extended to the equity holders of these PRC domestic companies.

The Company has entered into certain exclusive services agreements with these PRC domestic companies, which entitle it to receive substantially all of the profits of the PRC domestic companies. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

Details of the typical structure of the Company’s representative VIEs are set forth below:

Loan agreements

Pursuant to the relevant loan agreements, the respective WFOEs have granted loans to the equity holders of the VIEs, which may only be used for the purpose of its business operation activities agreed by the WFOEs or the acquisition of the relevant VIEs. The WFOEs may require acceleration of repayment at their absolute discretion. When the equity holders of the VIEs make early repayment of the outstanding amount, the WFOEs or a third-party designated by the WFOEs may purchase the equity interests in the VIEs at a price equal to the outstanding amount of the loan, subject to any applicable PRC laws, rules and regulations. The equity holders of the VIEs undertake not to enter into any prohibited transactions in relation to the VIEs, including the transfer of any business, material assets or equity interests in the VIEs to any third party.

Exclusive call option agreements

The equity holders of the VIEs have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC laws. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. Certain VIEs and their equity holders will also jointly grant the WFOEs (A) exclusive call options to request the VIEs to decrease their registered capital at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs and (ii) the minimum price as permitted by applicable PRC laws (the “Capital Decrease Price”), and (B) exclusive call options to subscribe for any increased capital of the VIEs at a price equal to the Capital Decrease Price, or the sum of the Capital Decrease Price and the unpaid registered capital, if applicable, as of the capital decrease. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, or to subscribe for the increased capital, if applicable, under the call options. Execution of each call option shall not violate the applicable PRC laws, rules and regulations. Each equity holder of the VIE has agreed that the following amounts, to the extent in excess of the original registered capital that they contributed to the VIE (after deduction of relevant tax expenses), belong to and shall be paid to the WFOEs: (i) proceeds from the transfer of its equity interests in the VIE, (ii) proceeds received in connection with a capital decrease in the VIE, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIE upon termination or liquidation. Moreover, any profits, distributions or dividends (after deduction of relevant tax expenses) received by the VIEs also belong to and shall be paid to the WFOEs. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of these agreements are transferred to the WFOEs.

Proxy agreements

Pursuant to the relevant proxy agreements, the equity holders of the VIEs irrevocably authorize any person designated by the WFOEs to exercise their rights of the equity holders of the VIEs, including without limitation the right to vote and appoint directors.

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the equity holders of the VIEs have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the pledged interests in the equity of the VIE held by the equity holders and has priority in receiving payment by the application of proceeds from the auction or sale of the pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force until the later of (i) the full performance of the contractual arrangements by the relevant parties, and (ii) the full repayment of the loans made to the equity holders of the VIEs.

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

Exclusive services agreements

Each relevant VIE has entered into an exclusive services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive services to the VIE. In exchange, the VIE pays a service fee to the WFOE, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOE, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also entitle the WFOEs to all profits, distributions or dividends (after deduction of relevant tax expenses) to be received by the equity holder of the VIEs, and the following amounts, to the extent in excess of the original registered capital that they contributed to the VIEs (after deduction of relevant tax expenses) to be received by each equity holder of the VIEs: (i) proceeds from the transfer of its equity interests in the VIEs, (ii) proceeds received in connection with a capital decrease in the VIEs, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIEs upon termination or liquidation.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company is the primary beneficiary of these PRC domestic companies, the Company believes that these VIEs should be consolidated based on the structure as described above.

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	10,621	7,910
Investments in equity method investees and equity securities and other investments	37,117	34,987
Accounts receivable and contract assets, net of allowance	18,408	21,893
Amounts due from non-VIE subsidiaries of the Company	53,792	46,446
Property and equipment, net and intangible assets, net	19,911	47,887
Others	40,429	53,810
Total assets	180,278	212,933

Amounts due to non-VIE subsidiaries of the Company	113,332	136,348
Accrued expenses, accounts payable and other liabilities	50,521	64,338
Deferred revenue and customer advances	19,126	21,826
Total liabilities	182,979	222,512

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Revenue (i)	117,686	137,708	156,369
Net loss	(3,193)	(850)	(914)
Net cash provided by (used in) operating activities	12,053	(992)	9,584
Net cash used in investing activities	(11,772)	(33,847)	(39,440)
Net cash provided by financing activities	5,626	25,933	28,958

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 25 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the corresponding jurisdictions, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently, there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs as well as the Company’s own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain Internet content provision and other licenses, domain names and trademarks. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Business combinations and noncontrolling interests
(d)
Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC 805”) “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

In a business combination achieved in stages, the Company remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated income statements.

2.
Summary of significant accounting policies (Continued)
(d)
Business combinations and noncontrolling interests (Continued)

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income in the consolidated income statements includes net income or loss attributable to noncontrolling interests and mezzanine equity holders when applicable.

Net income attributable to mezzanine equity holders is included in net loss attributable to noncontrolling interests in the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. During the years ended March 31, 2024, 2025 and 2026, net income attributable to mezzanine equity holders amounted to RMB181 million, RMB64 million and RMB950 million, respectively. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests on the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting
(e)
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of the Company’s Chief Executive Officer and Chief Financial Officer. When the Company changes the structure of its internal organization in a manner that causes the composition of its reportable segments to change, the corresponding information for earlier periods would be recast unless it is impracticable to do so.

Foreign currency translation
(f)
Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in Chinese mainland, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), the United States and other jurisdictions generally use their respective local currencies as their functional currencies. When the Company determines that a subsidiary is operating in a highly inflationary economy, the financial statements of this subsidiary shall be remeasured prospectively as if the functional currency were the reporting currency. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses, including those arising from intra-entity foreign currency transactions that are of a long-term-investment nature, are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Revenue recognition
(g)
Revenue recognition

Revenue is principally generated from customer management services, membership fees and value-added services, logistics services, cloud services, sales of goods and other revenue. Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers,” the Company recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Company also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Generally, when the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. Generally, when the Company is not primarily obligated in a transaction, does not bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

The Company may from time to time provide incentives in various forms to attract or retain consumers. Under the circumstances where consumers are not considered as customers under ASC 606, the Company evaluates the features of different incentives provided to consumers to determine whether they represent implicit or explicit obligations to consumers on behalf of merchants, which are considered as payments to customers and are recorded as reduction of revenues. Incentives that are not considered as payments to customers are recorded as sales and marketing expenses.

When services are exchanged or swapped for other services, revenue is recognized based on the estimated standalone selling price of services promised to customer if the fair value of the services received cannot be reasonably estimated. The amount of revenue recognized for barter transactions was not material for each of the periods presented.

Practical expedients and exemptions

The Company applies the practical expedient to not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less and contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

The Company applies the practical expedient to not adjust any of the transaction price for the time value of money for contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer is within one year.

2.
Summary of significant accounting policies (Continued)
(g)
Revenue recognition (Continued)

Revenue recognition policies by type are as follows:

(i)
Customer management services

The Company generates customer management revenue from merchants by offering an integrated package and a comprehensive solution comprised of a diverse array of services to enable them to attract, engage and retain consumers, complete transactions, improve their branding and enhance operating efficiency. The customer management revenue are charged primarily on cost-per-click basis, cost-per-thousand impressions basis, time basis and cost-per-sale basis (e.g., fees charged based on the value of merchandise transacted, including commission on transactions).

Cost-per-click ("CPC") marketing and software services

CPC marketing and software services allow merchants to bid for keywords or bid to market to groups of consumers with similar profiles that match product or service listings appearing in search results or browser results on the Company’s marketplaces. In general, merchants prepay for CPC marketing and software services and the related revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing and software services rendered.

Cost-per-thousand impressions ("CPM") and time-based marketing services

CPM and time-based marketing services allow merchants to place marketing content on the Company’s marketplaces, at fixed prices or prices established by a market-based bidding system and in particular formats. In general, merchants need to prepay for CPM and time-based marketing services which are accounted for as customer advances and revenue is recognized either ratably over the period in which the marketing content is displayed as the merchants simultaneously consume the benefits as the marketing content is displayed or when an marketing content is viewed by users, depending on the type of marketing services selected by the merchants.

Cost-per-sale ("CPS") marketing and software services

The Company charges fees from merchants for transactions on Taobao, Tmall and certain other major marketplaces of the Company. The fees are generally determined as a percentage based on the value of merchandise sold by the merchants. Merchant deposits that are expected to be non-refundable is accounted for as variable consideration (Note 2(ac)), which is estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Revenue related to CPS marketing and software services is recognized in the consolidated income statements based on the expected value when the performance obligation is satisfied. Adjustments to the estimated variable consideration related to prior reporting periods were not material for each of the periods presented.

The Company also places marketing content through the third-party marketing affiliate program. Revenue generated on the Company’s marketplaces or through the third-party marketing affiliate program are recorded on a gross basis when the Company is the principal to the merchants in the arrangements. For third-party marketing affiliates with whom the Company has an arrangement to share the revenue, traffic acquisition cost is also recognized at the same time if the marketing content on the landing page clicked by the users is from merchants participating in the third-party marketing affiliate program.

2.
Summary of significant accounting policies (Continued)
(g)
Revenue recognition (Continued)
(ii)
Membership fees and value-added services

The Company earns membership fees revenue from wholesale sellers in respect of the sale of membership packages and subscriptions that allow them to host premium storefronts on the Company’s wholesale marketplaces, as well as the provision of other value-added services, and from customers in respect of the sale of membership packages which allow them to access premium content on Youku’s paid content platforms. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred as deferred revenue and customer advances when received and revenue is recognized ratably over the term of the respective service contracts as the services are provided.

(iii)
Logistics services

The Company earns logistics services revenue from express delivery services, supply chain services, on-demand delivery services and other logistics services. Revenue is recognized over time when the logistics services are provided.

(iv)
Cloud services

The Company earns cloud services revenue from the provision of public cloud services and non-public cloud services to domestic and international customers:

•
Public cloud services, where the company generates revenue from a wide range of cloud services, including traditional and AI-related, such as elastic computing, storage, network, database, big data, security, cloud native and Alibaba Cloud model studio (“Bailian”). Enterprise customers can pay for these services on a consumption or subscription basis, such as on-demand delivery of computing services and storage capacities. Certain cloud services allow customers to use hosted software over the contract period without taking possession of the software. Revenue related to cloud services charged on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services charged on a consumption basis, such as the quantity of storage or elastic computing services used in a period, is recognized based on the customer utilization of the resources.
•
Non-public cloud services, where the company generates revenue through packaged cloud services, including hardware, software license, software installation service, application development and maintenance service. Each distinct performance obligation identified is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling prices at contract inception. Revenue for each performance obligation is recognized when the control of the promised goods or services is transferred to the customer.

(v)
Sales of goods

Revenue from the sales of goods, which is mainly generated from direct sales businesses, is recognized when the control over the promised goods is transferred to customers. Receipts of fees in respect of all other incidental goods or services provided by the Company that are distinct performance obligations are recognized when the control of the underlying goods or services is transferred to the customers. The amounts relating to these incidental services are not material to the Company’s total revenue for each of the periods presented.

Cost of revenue
(h)
Cost of revenue

Cost of revenue consists primarily of cost of inventories, logistics costs, expenses associated with the operation of the Company’s mobile platforms and websites (such as depreciation and maintenance expenses for servers and computers, call centers and other equipment, and bandwidth and co-location fees), staff costs and share-based compensation expense, traffic acquisition costs, content costs, payment processing fees and other related incidental expenses that are directly attributable to the Company’s principal operations.

Product development expenses
(i)
Product development expenses

Product development expenses consist primarily of staff costs and share-based compensation expense for research and development personnel and other expenses that are directly attributable to the development of new technologies and products for the businesses of the Company, such as the development of the technology and Internet infrastructure, applications, operating systems, software, databases and networks.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software, website and mobile app content. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

Sales and marketing expenses
(j)
Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, staff costs and share-based compensation expense, sales commissions and other related incidental expenses that are incurred directly to attract or retain consumers and merchants.

The Company expenses the costs of producing advertisements at the time production occurs, and expenses the costs of delivering advertisements in the period in which the advertising space or airtime is used. Advertising and promotional expenses totaled RMB88,217 million, RMB113,573 million and RMB214,246 million during the years ended March 31, 2024, 2025 and 2026, respectively.

Share-based compensation
(k)
Share-based compensation

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted share units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the Black-Scholes valuation model. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests as disclosed in Note 2(d).

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity or liability.

Other employee benefits
(l)
Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan, which provides housing, pension, medical, maternity, work-related injury and unemployment benefits, as well as other welfare benefits to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to make monthly contributions to the local labor and social security authorities based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social security authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred and not reduced by contributions forfeited by those employees who leave the plans prior to vesting fully in the contributions. The Company also makes payments to other defined contribution plans and defined benefit plans for the benefit of employees employed by subsidiaries outside of the PRC.

During the years ended March 31, 2024, 2025 and 2026, contributions to the plans amounting to RMB14,190 million, RMB14,329 million and RMB13,083 million, respectively, were charged to the consolidated income statements. Amounts contributed to defined benefit plans during the years ended March 31, 2024, 2025 and 2026 were insignificant.

Income taxes
(m)
Income taxes

The Company accounts for income taxes using the liability method, under which deferred income tax is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred tax is recognized on the undistributed earnings of subsidiaries, which are presumed to be distributed to parent companies, unless there is sufficient evidence that the subsidiaries have invested or will invest the undistributed earnings permanently in the domestic jurisdictions or the earnings will not be subject to tax upon the subsidiaries’ liquidation. Deferred tax is recognized for temporary differences in relation to certain investments in equity method investees, equity securities and other investments.

The Company adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have any significant liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2024, 2025 and 2026. The income before income tax and share of results of equity method investees for the year ended March 31, 2026 derived within the PRC was RMB136,551 million. The loss before income tax and share of results of equity method investees for the year ended March 31, 2026 derived outside the PRC was RMB7,164 million.

Government grants
(n)
Government grants

Government grants, which mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled.

Government grants related to assets are recognized as a reduction of the carrying amount of the related asset when all conditions attached to the grants are fulfilled and are recognized in the consolidated income statements as a reduction of related depreciation or amortization expense over the estimated useful live of the related asset on a straight-line method.

Leases
(o)
Leases

The Company determines if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

2.
Summary of significant accounting policies (Continued)
(o)
Leases (Continued)

The Company recognizes lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets are included in non-current prepayments, receivables and other assets (Note 13), and operating lease liabilities are included in current accrued expenses, accounts payable and other liabilities and other non-current liabilities (Note 19) on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

The Company elected to combine the lease and non-lease components for leases of certain asset classes such as shops and malls and equipment leases. Lease and non-lease components for leases of other asset classes are accounted for separately. The Company also elected not to recognize short-term leases with an initial lease term of twelve months or less.

Cash and cash equivalents
(p)
Cash and cash equivalents

The Company considers all short-term, highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents primarily represent bank deposits and fixed deposits with original maturities of less than three months.

Short-term investments
(q)
Short-term investments

Short-term investments consist primarily of investments in fixed deposits with original maturities between three months and one year and certain investments in wealth management products, certificates of deposits, marketable debt securities and other investments that the Company has the intention to redeem within one year. As of March 31, 2025 and 2026, the Company had short-term investments amounting to RMB228,826 million and RMB155,310 million, respectively. RMB657 million and RMB74 million of short-term investments were pledged as security which were restricted for withdrawal and use as of March 31, 2025 and 2026, respectively. The remaining balances of RMB228,169 million and RMB155,236 million were unrestricted for withdrawal and use as of March 31, 2025 and 2026, respectively.

Accounts receivable
(r)
Accounts receivable

Accounts receivable represent the amounts that the Company has an unconditional right to consideration. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts which is estimated using the approach based on expected losses. The allowance for doubtful accounts were RMB9,307 million and RMB8,093 million as of March 31, 2025 and 2026, respectively. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectibility by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. For receivables evaluated individually, when it is determined that foreclosure is probable or when the debtor is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

Inventories
(s)
Inventories

Inventories mainly consist of merchandise available for sale. They are accounted for using the weighted average cost method and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Equity securities and other investments
(t)
Equity securities and other investments

Equity securities and other investments represent the Company’s investments in equity securities that are not accounted for under the equity method, as well as other investments which primarily consist of debt investments.

(i)
Equity securities

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321 “Investments — Equity Securities”.

The Company elected to record a majority of equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities.

In computing realized gains and losses on equity securities, the Company determines cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

(ii)
Debt investments

Debt investments consist of investments in debt securities and loan investments which are accounted for at amortized cost or under the fair value option, which the Company has elected for certain investments including convertible and exchangeable bonds subscribed. The fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with unrealized gains and losses recorded in the consolidated income statements. Interest income from debt investments is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows. Debt investments also include other treasury investments which mainly consist of investments in fixed deposits, certificates of deposits and marketable debt securities with original maturities over one year for treasury purposes. The remaining maturities of these treasury investments held by the Company generally range from one to five years.

Investments in equity method investees
(u)
Investments in equity method investees

The Company applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures,” over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

2.
Summary of significant accounting policies (Continued)
(u)
Investments in equity method investees (Continued)

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

The Company continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates; and other company specific information such as recent financing rounds completed by the equity method investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value.

Property and equipment, net
(v)
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Intangible assets other than licensed copyrights
(w)
Intangible assets other than licensed copyrights

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition using valuation techniques such as discounted cash flow analysis and ratio analysis with reference to comparable companies in similar industries under the income approach, market approach and cost approach. Major assumptions used in determining the fair value of these intangible assets include future growth rates and weighted average cost of capital. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 10 years
Non-compete agreements	over the contracted term of up to 10 years

Licensed copyrights
(x)
Licensed copyrights

Licensed copyrights related to titles to movies, television series, variety shows, animations and other video content acquired from external parties are carried at the lower of unamortized cost or fair value. The amortization period for the licensed content vary depending on the type of content, which typically ranges from six months to ten years. Licensed copyrights are presented on the consolidated balance sheets as current assets under prepayments, receivables and other assets, or non-current assets under intangible assets, net, based on estimated time of usage. Licensed copyrights are generally amortized using an accelerated method based on historical viewership consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised if necessary. For the years ended March 31, 2024, 2025 and 2026, amortization expenses in connection with the licensed copyrights of RMB8,361 million, RMB7,497 million and RMB6,701 million were recorded in cost of revenue.

On a periodic basis, the Company evaluates the program usefulness of licensed copyrights pursuant to the guidance in ASC 920 “Entertainment — Broadcasters,” which provides that the rights be reported at the lower of unamortized cost or fair value. When there is a change in the expected usage of licensed copyrights, the Company estimates the fair value of licensed copyrights to determine if any impairment exists. The fair value of licensed copyrights is determined by estimating the expected cash flows from advertising and membership fees, less any costs and expenses, over the remaining useful lives of the licensed copyrights at the film-group level. Estimates that impact these cash flows include anticipated levels of demand for the Company’s advertising services and the expected selling prices of advertisements. For the years ended March 31, 2024, 2025 and 2026, no impairment charges in connection with the licensed copyrights were recorded.

Goodwill
(y)
Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

2.
Summary of significant accounting policies (Continued)
(y)
Goodwill (Continued)

The Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long-lived assets other than goodwill and licensed copyrights
(z)
Impairment of long-lived assets other than goodwill and licensed copyrights

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the future undiscounted net cash flows expected to be generated by the asset or asset group. If the assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets or asset groups exceeds the fair value of the assets or asset groups. Impairment of long-lived assets other than goodwill and licensed copyrights recognized for the years ended March 31, 2024, 2025 and 2026 was RMB14,847 million, RMB4,611 million and RMB3,318 million, respectively.

Derivatives and hedging

(aa) Derivatives and hedging

Contracts that meet the definition of a derivative and an embedded derivative that is not closely related to the host contract are generally recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative assets or liabilities are either recognized periodically in the consolidated income statements or in other comprehensive income depending on the use of the derivatives and whether they qualify for hedge accounting and are so designated as cash flow hedges, fair value hedges or net investment hedges. The capped call transactions in connection with the issuance of the convertible unsecured senior notes meet the scope exception for contracts in an entity’s own equity provided in ASC 815 “Derivatives and Hedging” and are recognized in shareholders’ equity. Other instruments involving an entity’s own equity that do not meet the scope exception for contracts in an entity’s own equity provided in ASC 815 are classified as assets or liabilities and recorded at fair value.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the hedging instrument that is being used and how hedge effectiveness is being assessed. A hedging instrument has to be effective in accomplishing the objective of offsetting changes in the risk being hedged. The effectiveness of the hedging relationship is evaluated on a prospective and retrospective basis using qualitative and quantitative measures of correlation. Qualitative methods may include comparison of critical terms of the hedging instrument to those of the hedged item due to the hedged risk. Quantitative methods include a comparison of the changes in the value or discounted cash flow of the hedging instrument to those of the hedged item due to the hedged risk. A hedging relationship is considered effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.

Cash flow hedges

Interest rate swaps designated as hedging instruments to hedge against the cash flows attributable to recognized assets or liabilities or forecasted payments may qualify as cash flow hedges. The Company entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. All changes in the fair value of interest rate swaps that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. Amounts in accumulated other comprehensive income are reclassified into earnings in the same period during which the hedged forecasted transaction affects earnings.

The Company has elected the optional expedients under ASC 848 “Reference Rate Reform” for certain existing interest rate swaps that are designated as cash flow hedges in the hedging relationship designation and the assessment of probability of forecasted transaction and hedge effectiveness.

2.
Summary of significant accounting policies (Continued)

(aa) Derivatives and hedging (Continued)

Net investment hedges

The Company uses cross currency swap (“CCS”) contracts, forward exchange contracts and RMB denominated unsecured senior notes and borrowings to hedge the foreign currency risk associated with investments in net assets of certain PRC subsidiaries held by the Company which are designated as net investment hedges. The Company excludes the changes in the fair value of the CCS contracts and forward exchange contracts attributable to changes other than those due to fluctuations in the spot exchange rate from the assessment of hedge effectiveness and the value of such excluded component is recognized in interest expenses in the consolidated income statement over the life of the hedging instrument under a systematic and rational method. Changes in the value of the hedging instruments due to fluctuations in the spot foreign currency exchange rates designated in net investment hedges are recognized in accumulated other comprehensive income to offset the cumulative translation adjustments relating to those subsidiaries. For the years ended March 31, 2025 and 2026, the losses recognized in accumulated other comprehensive income from changes in value of the CCS contracts, forward exchange contracts and the non-derivative financial instruments designated as net investment hedges amounted to RMB344 million and RMB4,519 million, respectively.

Amounts accumulated are reclassified from accumulated other comprehensive income and recognized in the consolidated income statements upon disposal of those subsidiaries. Once the hedge becomes ineffective, hedge accounting is discontinued prospectively. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Bank borrowing and unsecured senior notes

(ab) Borrowings

Borrowings consist of bank borrowings, unsecured senior notes, convertible unsecured senior notes and exchangeable bonds. Bank borrowings and unsecured senior notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method. Convertible unsecured senior notes are accounted for in its entirety as liabilities, and the embedded conversion feature is not required to be accounted for separately under ASC 815. Exchangeable bonds are accounted for under the fair value option with changes in fair value recorded in the consolidated income statements.

Merchant deposits

(ac) Merchant deposits

The Company collects deposits representing an annual upfront service fee from merchants on Tmall before the beginning of each calendar year. These deposits are initially recorded as a liability by the Company. The deposits are refundable to a merchant if the level of sales volume that is generated by that merchant on Tmall meets the target during the period. If the transaction volume target is not met at the end of each calendar year, the relevant deposits will become non-refundable. These merchant deposits are accounted for as variable consideration at an amount that is estimated at contract inception. The estimate is updated at the end of each reporting period and when there are changes in circumstances during the reporting period. Merchant deposits are recognized as revenue in the consolidated income statements when the likelihood of refund to the merchant is considered remote based on the patterns of sales volume generated by the merchant during the reporting period. Starting from September 1, 2024, the annual upfront service fee was cancelled and the merchant deposits would subsequently be refunded to merchants.

Deferred revenue and customer advances

(ad) Deferred revenue and customer advances

Deferred revenue and customer advances generally represent cash received from customers that relate to goods or services to be provided in the future. Deferred revenue, mainly representing cloud services revenue, membership fees and customer management services revenue, is stated at the amount of service fees received less the amount previously recognized as revenue upon the provision of the respective services to customers.

Commitments and contingencies

(ae) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Treasury shares

(af) Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital and retained earnings.

Statutory reserves

(ag) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended March 31, 2024, 2025 and 2026, appropriations to the general reserve amounted to RMB1,756 million, RMB1,203 million and RMB692 million, respectively. No appropriations to the enterprise expansion fund and staff welfare and bonus fund have been made by the Company.

Interest income

(ah) Interest income

Interest income is recorded in the consolidated income statements as it accrues for the interest-earning assets using the effective interest method. During the years ended March 31, 2024, 2025 and 2026, interest income of RMB24,868 million, RMB20,449 million and RMB18,806 million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

Newly adopted accounting standard updates

(ai) Newly adopted accounting standard updates

In April 2023, the Company adopted Accounting Standards Update (“ASU”) 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer recognizes and measures contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The Company adopted this guidance prospectively and the adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.

2.
Summary of significant accounting policies (Continued)

(ai) Newly adopted accounting standard updates (Continued)

In April 2023, the Company adopted ASU 2022-04, “Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations,” which require a buyer in a supplier finance program disclose qualitative and quantitative information about the supplier finance program. Details of the key terms of the program, the outstanding obligations confirmed as valid and the roll forward of these obligations are set out in Note 20.

In April 2024, the Company adopted ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.

In April 2024, the Company adopted ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which improves reportable segment disclosure requirements. The amendments require the disclosure of (1) significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; (2) an amount for other segment items by reportable segment and a description of its composition; and (3) the title and position of the CODM and an explanation of how the CODM uses the reported measure(s). The amendments also provide disclosure requirements for interim periods and entities that have a single reportable segment. Details of segment reporting are set out in Note 2(e) and Note 29.

In April 2025, the Company adopted ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), income (or loss) from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. The Company adopted this guidance prospectively and details of disclosures on income taxes are set out in Note 2(m) and Note 7.